Columbia Select Corporate Income Fund
Third Quarter Report
January 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Select Corporate Income Fund, January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Altice Luxco 3(a)	9,000	172,024
Total Communication Services		172,024
Total Common Stocks (Cost $1)		172,024

Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.1%
NextEra Energy Partners LP(b)
06/15/2026	2.500%	1,376,000	1,350,269
Total Convertible Bonds (Cost $1,353,269)			1,350,269

Corporate Bonds & Notes 90.6%

Aerospace & Defense 4.5%
Allegheny Technologies, Inc.
10/01/2029	4.875%	122,000	121,822
10/01/2031	5.125%	826,000	827,503
BAE Systems PLC(b)
03/26/2029	5.125%	2,015,000	2,074,654
02/15/2031	1.900%	27,000,000	23,997,399
Boeing Co. (The)
08/01/2059	3.950%	18,455,000	13,072,785
05/01/2060	5.930%	2,820,000	2,775,871
Bombardier, Inc.(b)
07/01/2031	7.250%	147,000	156,079
L3Harris Technologies, Inc.
06/01/2034	5.350%	5,735,000	5,916,777
Lockheed Martin Corp.
11/15/2054	5.700%	8,000,000	8,105,902
Moog, Inc.(b)
12/15/2027	4.250%	139,000	138,297
Northrop Grumman Corp.
06/01/2054	5.200%	11,825,000	11,134,001
Raytheon Technologies Corp.
03/15/2032	2.375%	16,866,000	15,039,023
TransDigm, Inc.(b)
08/15/2028	6.750%	517,000	526,157
03/01/2029	6.375%	825,000	848,748
03/01/2032	6.625%	1,857,000	1,923,530
05/31/2033	6.375%	945,000	962,225
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/31/2034	6.750%	687,000	711,216
Total			88,331,989
Airlines 0.1%
American Airlines, Inc.(b)
05/15/2029	8.500%	721,000	752,107
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
04/20/2026	5.500%	90,934	91,056
04/20/2029	5.750%	673,155	680,192
United Airlines, Inc. Pass-Through Trust
10/15/2027	5.875%	518,039	529,639
Total			2,052,994
Automotive 0.3%
American Axle & Manufacturing, Inc.(b)
10/15/2032	6.375%	305,000	311,284
10/15/2033	7.750%	831,000	854,380
Clarios Global LP/US Finance Co.(b)
02/15/2030	6.750%	608,000	636,037
09/15/2032	6.750%	584,000	605,178
Forvia SE(b)
09/15/2033	6.750%	314,000	322,034
IHO Verwaltungs GmbH(b),(c)
11/15/2032	8.000%	397,000	422,757
Nissan Motor Acceptance Co. LLC(b)
09/30/2030	6.125%	286,000	285,215
Nissan Motor Co., Ltd.(b)
07/17/2032	7.750%	223,000	235,941
07/17/2035	8.125%	654,000	699,242
ZF North America Capital, Inc.(b)
04/14/2030	7.125%	31,000	31,665
03/24/2031	7.500%	799,000	818,893
04/23/2032	6.875%	1,540,000	1,535,014
Total			6,757,640
Banking 16.1%
Ally Financial, Inc.(d)
Subordinated
01/17/2040	6.646%	132,000	132,185
Bank of America Corp.(d)
10/24/2031	1.922%	26,828,000	23,998,554
07/21/2032	2.299%	8,387,000	7,492,087
10/20/2032	2.572%	10,243,000	9,240,376
02/04/2033	2.972%	11,010,000	10,064,502
Subordinated
09/21/2036	2.482%	4,644,000	4,072,755

Columbia Select Corporate Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Select Corporate Income Fund, January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.(d)
09/11/2031	4.503%	43,534,000	43,568,441
Goldman Sachs Group, Inc. (The)
10/21/2036	4.939%	7,585,000	7,480,755
Goldman Sachs Group, Inc. (The)(d)
11/19/2045	5.561%	11,332,000	11,250,881
HSBC Holdings PLC(d)
11/06/2031	4.619%	4,766,000	4,783,441
11/06/2036	5.133%	7,174,000	7,162,097
JPMorgan Chase & Co.(d)
07/22/2030	4.995%	20,956,000	21,504,523
10/22/2030	4.603%	3,191,000	3,235,218
10/22/2031	4.255%	15,335,000	15,250,646
01/22/2032	4.347%	5,156,000	5,143,966
01/24/2036	5.502%	6,350,000	6,604,194
10/22/2036	4.810%	1,234,000	1,216,422
01/22/2037	4.898%	6,990,000	6,935,737
Morgan Stanley(d)
01/16/2032	4.493%	4,046,000	4,042,818
04/17/2036	5.664%	3,096,000	3,232,610
Subordinated
09/16/2036	2.484%	16,249,000	14,280,218
Morgan Stanley(d),(e)
01/30/2037	5.073%	18,822,000	18,763,137
Morgan Stanley Private Bank(d)
11/19/2031	4.465%	7,863,000	7,865,868
PNC Financial Services Group, Inc. (The)(d)
07/21/2036	5.373%	4,235,000	4,337,258
Royal Bank of Canada(d)
02/04/2031	5.153%	8,979,000	9,247,245
08/06/2031	4.696%	4,667,000	4,724,752
11/03/2031	4.305%	20,596,000	20,522,377
Toronto-Dominion Bank (The)
01/13/2031	4.411%	7,624,000	7,645,118
US Bancorp(d)
06/12/2034	5.836%	4,671,000	4,948,077
01/26/2037	5.033%	5,140,000	5,134,058
Washington Mutual Bank(f),(g),(h)
Subordinated
01/15/2015	0.000%	6,350,000	9,525
Wells Fargo & Co.(d)
03/02/2033	3.350%	4,942,000	4,605,929
07/25/2034	5.557%	12,471,000	12,999,591
04/04/2051	5.013%	7,196,000	6,573,089
Total			318,068,450
Brokerage/Asset Managers/Exchanges 0.3%
Aretec Escrow Issuer 2, Inc.(b)
08/15/2030	10.000%	769,000	829,320
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aretec Escrow Issuer, Inc.(b)
04/01/2029	7.500%	988,000	988,036
Focus Financial Partners LLC(b)
09/15/2031	6.750%	597,000	611,277
Hightower Holding LLC(b)
04/15/2029	6.750%	610,000	610,091
01/31/2030	9.125%	802,000	850,522
Osaic Holdings, Inc.(b)
08/01/2032	6.750%	532,000	551,296
08/01/2032	6.750%	381,000	394,635
08/01/2033	8.000%	737,000	763,898
08/01/2033	8.000%	211,000	218,804
Total			5,817,879
Building Materials 0.8%
JH North America Holdings, Inc.(b)
01/31/2031	5.875%	566,000	575,922
07/31/2032	6.125%	9,784,000	9,989,094
LBM Acquisition LLC(b)
01/15/2029	6.250%	270,000	249,619
06/15/2031	9.500%	604,000	636,436
Quikrete Holdings, Inc.(b)
03/01/2032	6.375%	909,000	942,785
03/01/2033	6.750%	688,000	714,101
QXO Building Products, Inc.(b)
04/30/2032	6.750%	517,000	533,227
Standard Building Solutions, Inc.(b)
08/15/2032	6.500%	203,000	209,368
08/01/2033	6.250%	301,000	307,640
White Cap Supply Holdings LLC(b)
11/15/2030	7.375%	762,000	791,579
Total			14,949,771
Cable and Satellite 2.1%
CCO Holdings LLC/Capital Corp.(b)
05/01/2027	5.125%	163,000	163,152
03/01/2030	4.750%	1,163,000	1,111,821
08/15/2030	4.500%	876,000	824,373
02/01/2031	4.250%	719,000	658,819
03/01/2031	7.375%	304,000	312,621
02/01/2032	4.750%	93,000	84,968
02/01/2033	7.000%	251,000	253,396
01/15/2034	4.250%	1,084,000	915,309
02/01/2036	7.375%	174,000	174,421
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	950,000	853,552
Charter Communications Operating LLC
06/30/2062	3.950%	4,483,000	2,722,449
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	13,738,000	11,317,009
Columbia Select Corporate Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Select Corporate Income Fund, January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comcast Corp.
05/15/2053	5.350%	8,155,000	7,334,329
11/01/2056	2.937%	8,950,000	5,043,183
CSC Holdings LLC(b)
04/15/2027	5.500%	200,000	176,279
02/01/2028	5.375%	717,000	537,259
01/31/2029	11.750%	398,000	290,510
02/01/2029	6.500%	298,000	191,210
01/15/2030	5.750%	635,000	248,275
12/01/2030	4.125%	382,000	232,181
12/01/2030	4.625%	240,000	89,365
02/15/2031	3.375%	267,000	158,705
DISH DBS Corp.
07/01/2028	7.375%	148,000	142,038
06/01/2029	5.125%	212,000	187,620
DISH DBS Corp.(b)
12/01/2028	5.750%	486,000	470,198
DISH Network Corp.(b)
11/15/2027	11.750%	1,277,000	1,320,566
EchoStar Corp.
11/30/2029	10.750%	1,043,250	1,143,532
EchoStar Corp.(c)
11/30/2030	6.750%	551,283	560,350
Sirius XM Radio, Inc.(b)
09/01/2026	3.125%	1,232,000	1,224,144
07/15/2028	4.000%	252,000	246,227
07/01/2030	4.125%	947,000	895,294
Virgin Media Finance PLC(b)
07/15/2030	5.000%	473,000	416,371
Virgin Media Secured Finance PLC(b)
05/15/2029	5.500%	178,000	175,571
VZ Secured Financing BV(b)
01/15/2032	5.000%	1,613,000	1,456,957
Ziggo Bond Co. BV(b)
02/28/2030	5.125%	419,000	370,834
Total			42,302,888
Chemicals 1.5%
Ashland LLC(b)
09/01/2031	3.375%	979,000	897,786
Avient Corp.(b)
08/01/2030	7.125%	214,000	220,128
11/01/2031	6.250%	98,000	100,734
Celanese US Holdings LLC
04/15/2030	6.500%	174,000	176,853
02/15/2031	7.000%	282,000	288,711
07/15/2032	6.879%	200,000	208,782
04/15/2033	6.750%	355,000	359,540
11/15/2033	7.200%	444,000	469,603
02/15/2034	7.375%	366,000	372,584
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Element Solutions, Inc.(b)
09/01/2028	3.875%	510,000	497,417
HB Fuller Co.
10/15/2028	4.250%	255,000	250,835
Herens Holdco Sarl(b)
05/15/2028	4.750%	413,000	363,495
Illuminate Buyer LLC/Holdings IV, Inc.(b)
07/01/2028	9.000%	74,000	74,031
INEOS Finance PLC(b)
04/15/2029	7.500%	1,188,000	1,010,020
INEOS Quattro Finance 2 PLC(b)
03/15/2029	9.625%	1,150,000	912,841
Ingevity Corp.(b)
11/01/2028	3.875%	281,000	273,125
Innophos Holdings, Inc.(b)
06/15/2029	11.500%	897,125	885,938
Inversion Escrow Issuer LLC(b)
08/01/2032	6.750%	751,000	744,167
LYB International Finance III LLC
04/01/2051	3.625%	21,412,000	13,663,909
Olympus Water US Holding Corp.(b)
10/01/2028	4.250%	472,000	457,307
10/01/2029	6.250%	402,000	395,002
06/15/2031	7.250%	880,000	902,144
02/15/2033	7.250%	527,000	525,352
Qnity Electronics, Inc.(b)
08/15/2032	5.750%	305,000	310,560
08/15/2033	6.250%	245,000	253,000
SPCM SA(b)
03/15/2027	3.125%	46,000	45,293
Tronox, Inc.(b)
03/15/2029	4.625%	450,000	345,605
09/30/2030	9.125%	138,000	136,753
WR Grace Holdings LLC(b)
06/15/2027	4.875%	804,000	804,000
08/15/2029	5.625%	1,421,000	1,359,088
03/01/2031	7.375%	158,000	161,258
08/15/2032	6.625%	1,089,000	1,083,705
08/01/2033	7.000%	265,000	265,353
Total			28,814,919
Construction Machinery 1.3%
Caterpillar, Inc.
05/15/2035	5.200%	8,281,000	8,569,163
Deere Funding Canada Corp.
10/09/2030	4.150%	13,764,000	13,733,192

Columbia Select Corporate Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Select Corporate Income Fund, January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Herc Holdings, Inc.(b)
06/15/2030	7.000%	446,000	467,909
03/15/2031	5.750%	162,000	163,072
06/15/2033	7.250%	1,325,000	1,402,195
03/15/2034	6.000%	167,000	167,786
Ritchie Bros Holdings, Inc.(b)
03/15/2028	6.750%	125,000	127,377
03/15/2031	7.750%	264,000	275,218
Synergy Infrastructure Holdings LLC(b)
12/01/2030	7.875%	511,000	533,226
Total			25,439,138
Consumer Cyclical Services 0.2%
Arches Buyer, Inc.(b)
06/01/2028	4.250%	426,000	419,101
12/01/2028	6.125%	1,331,000	1,302,422
Garda World Security Corp.(b)
08/01/2032	8.250%	248,000	253,566
11/15/2032	8.375%	282,000	289,382
Match Group Holdings II LLC(b)
10/01/2031	3.625%	257,000	233,140
Match Group, Inc.(b)
06/01/2028	4.625%	192,000	190,191
02/15/2029	5.625%	135,000	134,973
08/01/2030	4.125%	706,000	666,363
Total			3,489,138
Consumer Products 0.2%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(b)
10/15/2029	9.500%	178,000	157,001
Newell Brands, Inc.(b)
06/01/2028	8.500%	302,000	316,833
Newell Brands, Inc.
05/15/2030	6.375%	308,000	304,339
05/15/2032	6.625%	641,000	628,180
Opal Bidco SAS(b)
03/31/2032	6.500%	466,000	475,781
Prestige Brands, Inc.(b)
01/15/2028	5.125%	460,000	460,194
04/01/2031	3.750%	214,000	200,312
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	150,000	141,388
02/01/2032	4.375%	214,000	202,067
Whirlpool Corp.
06/15/2030	6.125%	106,000	106,379
06/15/2033	6.500%	111,000	109,490
Total			3,101,964
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 1.1%
Amsted Industries, Inc.(b)
03/15/2033	6.375%	136,000	140,703
Carrier Global Corp.
02/15/2030	2.722%	15,000,000	14,134,709
Chart Industries, Inc.(b)
01/01/2030	7.500%	255,000	265,680
Columbus McKinnon Corp.(b)
02/01/2033	7.125%	166,000	166,856
Emerald Debt Merger Sub LLC(b)
12/15/2030	6.625%	809,000	838,641
EMRLD Borrower LP/Co-Issuer, Inc.(b)
07/15/2031	6.750%	341,000	357,339
Esab Corp.(b)
04/15/2029	6.250%	240,000	246,686
Gates Corp. (The)(b)
07/01/2029	6.875%	234,000	243,171
Madison IAQ LLC(b)
06/30/2029	5.875%	894,000	892,883
Resideo Funding, Inc.(b)
09/01/2029	4.000%	381,000	367,136
Siemens Funding BV(b)
05/28/2035	5.200%	854,000	881,082
Vertical US Newco, Inc.(b)
07/15/2027	5.250%	406,000	406,000
Wesco Distribution, Inc.(b)
03/15/2033	6.375%	257,000	267,431
WESCO Distribution, Inc.(b)
06/15/2028	7.250%	854,000	864,780
03/15/2029	6.375%	235,000	242,407
03/15/2032	6.625%	576,000	602,173
Total			20,917,677
Electric 8.5%
AEP Texas, Inc.
06/01/2033	5.400%	4,773,000	4,919,257
05/15/2034	5.700%	1,087,000	1,133,125
01/15/2050	3.450%	11,000,000	7,545,885
Alpha Generation LLC(b)
10/15/2032	6.750%	321,000	332,859
01/15/2034	6.250%	299,000	300,859
American Transmission Systems, Inc.(b)
01/15/2032	2.650%	6,869,000	6,196,671
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(b)
02/15/2032	6.375%	508,000	506,860
CenterPoint Energy Houston Electric LLC
08/15/2035	4.950%	3,707,000	3,714,091
Columbia Select Corporate Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Select Corporate Income Fund, January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clearway Energy Operating LLC(b)
03/15/2028	4.750%	1,100,000	1,097,727
02/15/2031	3.750%	561,000	525,202
01/15/2032	3.750%	125,000	115,031
01/15/2034	5.750%	281,000	282,026
Consolidated Edison Co of New York, Inc.
11/15/2055	5.750%	9,878,000	9,871,726
Dominion Energy, Inc.
03/15/2035	5.450%	6,117,000	6,266,935
DTE Electric Co.
05/15/2035	5.250%	4,128,000	4,228,770
Duke Energy Carolinas LLC
03/15/2052	3.550%	3,190,000	2,293,702
Duke Energy Indiana LLC
04/01/2053	5.400%	7,710,000	7,355,959
Edison International
11/15/2028	5.250%	7,836,000	7,969,840
Entergy Louisiana LLC
03/15/2055	5.800%	2,805,000	2,816,936
Eversource Energy
08/15/2030	1.650%	5,817,000	5,147,189
07/15/2034	5.950%	9,067,000	9,598,252
Exelon Corp.
03/15/2052	4.100%	10,778,000	8,297,422
FirstEnergy Corp.
03/01/2050	3.400%	2,000,000	1,390,052
FirstEnergy Transmission LLC
01/15/2035	5.000%	7,032,000	7,036,259
Jersey Central Power & Light Co.
01/15/2035	5.100%	7,942,000	8,047,934
Leeward Renewable Energy Operations LLC(b)
07/01/2029	4.250%	130,000	125,347
Long Ridge Energy LLC(b)
02/15/2032	8.750%	859,000	912,256
NextEra Energy Capital Holdings, Inc.
03/15/2035	5.450%	11,000,000	11,346,533
NextEra Energy Operating Partners LP(b)
09/15/2027	4.500%	395,000	391,414
01/15/2029	7.250%	522,000	538,397
NRG Energy, Inc.
01/15/2028	5.750%	7,000	7,004
NRG Energy, Inc.(b)
06/15/2029	5.250%	1,058,000	1,060,986
07/15/2029	5.750%	132,000	132,471
02/01/2033	6.000%	300,000	305,950
01/15/2034	5.750%	442,000	444,933
11/01/2034	6.250%	228,000	233,830
01/15/2036	6.000%	442,000	446,440
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oncor Electric Delivery Co. LLC
11/01/2029	4.650%	7,202,000	7,331,596
Pacific Gas and Electric Co.
07/01/2050	4.950%	10,385,000	8,801,219
PG&E Corp.
07/01/2030	5.250%	398,000	395,509
PG&E Corp.(d)
03/15/2055	7.375%	321,000	331,118
Public Service Electric and Gas Co.
01/01/2056	5.625%	4,009,000	4,012,211
Talen Energy Supply LLC(b)
02/01/2034	6.250%	524,000	531,233
02/01/2036	6.500%	524,000	537,032
TerraForm Power Operating LLC(b)
01/15/2030	4.750%	938,000	910,244
Virginia Electric and Power Co.
04/01/2053	5.450%	3,854,000	3,672,438
Vistra Operations Co. LLC(b)
02/15/2027	5.625%	369,000	369,129
07/31/2027	5.000%	227,000	227,148
05/01/2029	4.375%	280,000	276,697
10/15/2031	7.750%	786,000	832,106
04/15/2032	6.875%	311,000	326,898
VoltaGrid LLC(b)
11/01/2030	7.375%	483,000	489,458
Xcel Energy, Inc.
03/15/2034	5.500%	14,000,000	14,408,198
XPLR Infrastructure Operating Partners LP(b)
01/15/2031	8.375%	460,000	483,091
03/15/2033	8.625%	787,000	825,819
04/15/2034	7.750%	419,000	426,804
Total			168,124,078
Environmental 0.1%
Clean Harbors, Inc.(b)
02/01/2031	6.375%	90,000	92,153
GFL Environmental, Inc.(b)
08/01/2028	4.000%	131,000	128,861
01/15/2031	6.750%	269,000	281,462
Waste Pro USA, Inc.(b)
02/01/2033	7.000%	1,013,000	1,045,749
Total			1,548,225
Finance Companies 0.6%
Bread Financial Holdings, Inc.(b)
05/15/2031	6.750%	130,000	133,763
CrossCountry Intermediate HoldCo LLC(b)
10/01/2030	6.500%	303,000	307,623

Columbia Select Corporate Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Select Corporate Income Fund, January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GGAM Finance Ltd.(b)
02/15/2027	8.000%	506,000	514,032
04/15/2029	6.875%	332,000	343,919
03/15/2030	5.875%	518,000	527,241
goeasy Ltd.(b)
12/01/2028	9.250%	42,000	43,208
07/01/2029	7.625%	601,000	595,191
05/15/2030	6.875%	87,000	82,900
10/01/2030	7.375%	88,000	84,760
02/15/2031	6.875%	201,000	188,911
Navient Corp.
06/15/2026	6.750%	429,000	430,799
03/15/2029	5.500%	492,000	480,984
03/15/2031	11.500%	166,000	180,770
OneMain Finance Corp.
05/15/2029	6.625%	697,000	719,653
03/15/2030	7.875%	349,000	367,895
09/15/2030	4.000%	576,000	540,373
05/15/2031	7.500%	407,000	426,560
11/15/2031	7.125%	198,000	205,208
03/15/2032	6.750%	428,000	437,446
03/15/2033	6.500%	750,000	754,057
09/15/2033	6.750%	285,000	288,615
Provident Funding Associates LP/PFG Finance Corp.(b)
09/15/2029	9.750%	998,000	1,046,509
Rocket Cos, Inc.(b)
08/01/2030	6.125%	241,000	246,825
08/01/2033	6.375%	308,000	319,918
Rocket Mortgage LLC/Co-Issuer, Inc.(b)
10/15/2033	4.000%	1,373,000	1,258,564
Springleaf Finance Corp.
11/15/2029	5.375%	35,000	34,908
United Wholesale Mortgage LLC(b)
06/15/2027	5.750%	220,000	220,345
04/15/2029	5.500%	244,000	241,113
UWM Holdings LLC(b)
02/01/2030	6.625%	626,000	631,264
03/15/2031	6.250%	826,000	820,791
Total			12,474,145
Food and Beverage 7.0%
Bacardi Ltd.(b)
05/15/2048	5.300%	3,415,000	3,050,869
Bacardi Ltd./Bacardi-Martini BV(b)
06/15/2033	5.400%	30,120,000	30,351,215
Bacardi-Martini BV(b)
02/01/2030	5.550%	2,465,000	2,539,948
Campbell Soup Co.
03/23/2035	4.750%	14,200,000	13,610,807
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chobani Holdco II LLC(b),(c)
10/01/2029	8.750%	698,982	746,360
Chobani LLC/Finance Corp., Inc.(b)
07/01/2029	7.625%	194,000	201,770
Constellation Brands, Inc.
11/01/2035	4.950%	10,389,000	10,262,303
Darling Ingredients, Inc.(b)
06/15/2030	6.000%	499,000	505,694
Keurig Dr Pepper, Inc.
05/25/2028	4.597%	11,472,000	11,568,673
Kraft Heinz Foods Co.
06/01/2026	3.000%	12,937,000	12,892,016
06/01/2046	4.375%	1,919,000	1,574,693
Kraft Heinz Foods Co. (The)
07/15/2045	5.200%	7,978,000	7,246,794
Mars, Inc.(b)
03/01/2030	4.800%	12,700,000	12,971,729
Mondelez International, Inc.
03/17/2027	2.625%	3,780,000	3,725,214
PepsiCo, Inc.
07/23/2035	5.000%	13,147,000	13,368,907
Performance Food Group, Inc.(b)
09/15/2032	6.125%	239,000	245,767
Post Holdings, Inc.(b)
04/15/2030	4.625%	256,000	249,825
09/15/2031	4.500%	500,000	473,399
02/15/2032	6.250%	393,000	403,928
03/01/2033	6.375%	200,000	201,646
03/15/2036	6.500%	191,000	191,025
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(b)
04/01/2029	6.250%	558,000	558,890
04/30/2029	4.375%	279,000	272,757
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(b)
03/01/2029	4.625%	561,000	540,730
Tyson Foods, Inc.
06/02/2027	3.550%	11,108,000	11,042,392
US Foods, Inc.(b)
09/15/2028	6.875%	274,000	282,652
01/15/2032	7.250%	255,000	267,496
Total			139,347,499
Gaming 0.4%
Caesars Entertainment, Inc.(b)
02/15/2030	7.000%	590,000	609,402
02/15/2032	6.500%	368,000	376,581
10/15/2032	6.000%	690,000	670,834
CDI Escrow Issuer, Inc.(b)
04/01/2030	5.750%	479,000	481,638
Columbia Select Corporate Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Select Corporate Income Fund, January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Churchill Downs, Inc.(b)
05/01/2031	6.750%	272,000	280,550
Light & Wonder International, Inc.(b)
10/01/2033	6.250%	561,000	568,768
MGM Resorts International
09/15/2029	6.125%	328,000	335,342
Penn National Gaming, Inc.(b)
07/01/2029	4.125%	857,000	796,135
Rivers Enterprise Borrower LLC/Finance Corp.(b)
02/01/2033	6.625%	844,000	858,943
Rivers Enterprise Lender LLC/Corp.(b)
10/15/2030	6.250%	396,000	402,076
Scientific Games Holdings LP/US FinCo, Inc.(b)
03/01/2030	6.625%	1,404,000	1,282,706
Scientific Games International, Inc.(b)
11/15/2029	7.250%	292,000	299,599
Voyager Parent LLC(b)
07/01/2032	9.250%	596,000	633,615
Wynn Resorts Finance LLC/Capital Corp.(b)
10/01/2029	5.125%	126,000	126,690
03/15/2033	6.250%	148,000	150,808
Total			7,873,687
Health Care 4.2%
Acadia Healthcare Co., Inc.(b)
07/01/2028	5.500%	501,000	494,953
04/15/2029	5.000%	291,000	279,391
03/15/2033	7.375%	701,000	692,413
Avantor Funding, Inc.(b)
07/15/2028	4.625%	914,000	907,368
11/01/2029	3.875%	459,000	439,794
Bausch & Lomb Escrow Corp.(b)
10/01/2028	8.375%	457,000	476,869
Becton Dickinson & Co.
02/08/2029	4.874%	18,188,000	18,555,240
Charles River Laboratories International, Inc.(b)
03/15/2029	3.750%	157,000	151,512
03/15/2031	4.000%	205,000	194,324
CHS/Community Health Systems, Inc.(b)
04/15/2029	6.875%	439,000	403,474
05/15/2030	5.250%	627,000	591,075
02/15/2031	4.750%	377,000	338,262
01/15/2032	10.875%	181,000	195,009
Cigna Corp.
03/15/2050	3.400%	2,250,000	1,568,088
Concentra Escrow Issuer Corp.(b)
07/15/2032	6.875%	378,000	396,084
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Health Corp.
03/25/2038	4.780%	15,810,000	14,819,160
DaVita, Inc.(b)
06/01/2030	4.625%	225,000	216,777
07/15/2033	6.750%	322,000	330,194
Encompass Health Corp.
02/01/2028	4.500%	470,000	467,753
GE HealthCare Technologies, Inc.
12/15/2028	4.150%	4,400,000	4,412,637
12/15/2035	4.950%	2,426,000	2,402,179
HCA, Inc.
02/15/2027	4.500%	9,460,000	9,480,642
03/15/2027	3.125%	7,046,000	6,979,911
06/01/2028	5.200%	2,648,000	2,712,818
03/15/2052	4.625%	7,910,000	6,451,656
Indigo Merger Sub, Inc.(b)
07/15/2026	2.875%	200,000	198,726
IQVIA, Inc.(b)
05/15/2030	6.500%	216,000	223,961
06/01/2032	6.250%	571,000	594,171
LifePoint Health, Inc.(b)
10/15/2030	11.000%	212,000	231,408
Medline Borrower LP/Co-Issuer, Inc.(b)
04/01/2029	6.250%	444,000	458,292
Mozart Debt Merger Sub, Inc.(b)
10/01/2029	5.250%	1,373,000	1,375,255
Select Medical Corp.(b)
12/01/2032	6.250%	124,000	120,365
Star Parent, Inc.(b)
10/01/2030	9.000%	980,000	1,038,556
Surgery Center Holdings, Inc.(b)
04/15/2032	7.250%	1,156,000	1,165,208
Tenet Healthcare Corp.
11/01/2027	5.125%	848,000	848,224
10/01/2028	6.125%	280,000	280,557
05/15/2031	6.750%	685,000	711,797
Tenet Healthcare Corp.(b)
11/15/2032	5.500%	1,199,000	1,211,959
11/15/2033	6.000%	441,000	453,683
Total			82,869,745
Healthcare Insurance 1.9%
Centene Corp.
10/15/2030	3.000%	9,951,000	8,908,870
03/01/2031	2.500%	7,322,000	6,330,480
UnitedHealth Group, Inc.
01/15/2031	4.650%	6,561,000	6,642,792
04/15/2054	5.375%	16,101,000	15,090,398
Total			36,972,540

Columbia Select Corporate Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Select Corporate Income Fund, January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.0%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	171,000	170,317
Taylor Morrison Communities, Inc.(b)
01/15/2028	5.750%	193,000	196,683
08/01/2030	5.125%	321,000	322,996
Total			689,996
Independent Energy 1.6%
APA Corp.
02/15/2055	6.750%	3,410,000	3,441,127
Civitas Resources, Inc.(b)
07/01/2028	8.375%	211,000	218,181
11/01/2030	8.625%	116,000	122,753
07/01/2031	8.750%	771,000	809,932
06/15/2033	9.625%	993,000	1,085,848
CNX Resources Corp.(b)
01/15/2029	6.000%	497,000	500,071
01/15/2031	7.375%	212,000	219,693
03/01/2032	7.250%	388,000	406,094
Colgate Energy Partners III LLC(b)
07/01/2029	5.875%	1,100,000	1,104,487
Comstock Resources, Inc.(b)
03/01/2029	6.750%	225,000	226,362
01/15/2030	5.875%	83,000	81,019
Diamondback Energy, Inc.
04/18/2064	5.900%	1,605,000	1,536,046
Hilcorp Energy I LP/Finance Co.(b)
02/01/2029	5.750%	699,000	699,031
04/15/2030	6.000%	216,000	212,843
04/15/2032	6.250%	338,000	324,677
11/01/2033	8.375%	288,000	298,881
02/15/2035	7.250%	922,000	891,915
Matador Resources Co.(b)
04/15/2028	6.875%	268,000	273,567
04/15/2032	6.500%	897,000	913,565
04/15/2033	6.250%	190,000	191,678
Occidental Petroleum Corp.
10/01/2054	6.050%	13,308,000	12,782,229
Permian Resources Operating LLC(b)
01/15/2032	7.000%	710,000	743,592
02/01/2033	6.250%	307,000	316,644
SM Energy Co.
07/15/2028	6.500%	239,000	241,673
SM Energy Co.(b)
08/01/2029	6.750%	304,000	307,472
08/01/2032	7.000%	407,000	408,039
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Woodside Finance Ltd.
05/19/2035	6.000%	3,580,000	3,724,194
Total			32,081,613
Integrated Energy 0.5%
BP Capital Markets America, Inc.
03/17/2052	3.001%	7,160,000	4,605,023
TotalEnergies Capital SA
09/10/2064	5.425%	5,690,000	5,355,102
Total			9,960,125
Leisure 0.5%
Boyne USA, Inc.(b)
05/15/2029	4.750%	378,000	373,119
Carnival Corp.(b)
03/15/2030	5.750%	580,000	596,939
08/01/2032	5.750%	957,000	984,264
02/15/2033	6.125%	551,000	566,865
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	270,000	270,000
10/01/2028	6.500%	282,000	281,443
Cinemark USA, Inc.(b)
07/15/2028	5.250%	239,000	238,739
Live Nation Entertainment, Inc.(b)
10/15/2027	4.750%	360,000	359,912
NCL Corp., Ltd.(b)
01/15/2031	5.875%	740,000	741,747
02/01/2032	6.750%	651,000	667,373
09/15/2033	6.250%	254,000	255,446
Six Flags Entertainment Corp.(b)
05/15/2031	7.250%	1,292,000	1,275,548
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC(b)
01/15/2032	8.625%	478,000	487,787
Six Flags Entertainment Corp./Theme Parks, Inc.(b)
05/01/2032	6.625%	608,000	621,073
Vail Resorts, Inc.(b)
05/15/2032	6.500%	327,000	338,803
Viking Cruises Ltd.(b)
02/15/2029	7.000%	650,000	651,736
07/15/2031	9.125%	269,000	286,811
10/15/2033	5.875%	931,000	943,947
Total			9,941,552
Columbia Select Corporate Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Select Corporate Income Fund, January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 7.9%
Corebridge Global Funding(b)
06/06/2030	4.850%	7,926,000	8,034,493
10/02/2030	4.450%	8,245,000	8,225,086
01/09/2031	4.550%	4,825,000	4,814,483
Met Tower Global Funding(b)
10/01/2027	4.000%	7,429,000	7,442,707
04/12/2029	5.250%	11,807,000	12,206,232
09/16/2030	4.200%	6,537,000	6,504,768
Metropolitan Life Global Funding I(b)
01/12/2031	4.350%	5,926,000	5,923,605
New York Life Global Funding(b)
10/01/2027	3.900%	6,356,000	6,363,082
12/05/2029	4.600%	8,788,000	8,930,353
New York Life Insurance Co.(b)
Subordinated
05/15/2050	3.750%	3,948,000	2,941,991
Northwestern Mutual Global Funding(b)
01/13/2031	4.300%	9,670,000	9,660,794
Northwestern Mutual Life Insurance Co. (The)(b)
Subordinated
05/29/2055	6.170%	2,568,000	2,738,944
Pacific Life Global Funding II(b)
04/14/2026	1.375%	10,139,000	10,085,625
Peachtree Corners Funding Trust II(b)
05/15/2035	6.012%	2,824,000	2,973,890
Principal Life Global Funding II(b)
11/27/2029	4.950%	35,728,000	36,561,968
Teachers Insurance & Annuity Association of America(b)
Subordinated
09/15/2044	4.900%	2,765,000	2,519,959
05/15/2050	3.300%	8,606,000	5,915,852
Voya Financial, Inc.
06/15/2026	3.650%	9,490,000	9,476,039
Voya Global Funding(b)
11/24/2030	4.600%	4,542,000	4,562,170
Total			155,882,041
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(b)
04/01/2032	6.125%	563,000	582,112
09/15/2033	5.750%	261,000	265,992
Hilton Grand Vacations Borrower Escrow LLC(b)
07/01/2031	4.875%	418,000	390,306
01/15/2032	6.625%	521,000	532,724
Marriott Ownership Resorts, Inc.(b)
10/01/2033	6.500%	1,068,000	1,015,564
Total			2,786,698
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 1.2%
Clear Channel Outdoor Holdings, Inc.(b)
04/15/2028	7.750%	997,000	998,827
06/01/2029	7.500%	174,000	172,301
04/01/2030	7.875%	523,000	550,376
02/15/2031	7.125%	451,000	470,121
03/15/2033	7.500%	459,000	487,569
Gray Media, Inc.(b)
07/15/2032	9.625%	257,000	264,880
08/15/2033	7.250%	347,000	355,228
iHeartCommunications, Inc.(b)
05/01/2029	9.125%	255,113	241,111
Mav Acquisition Corp.(b)
08/01/2029	8.000%	555,000	560,005
McGraw-Hill Education, Inc.(b)
09/01/2031	7.375%	408,000	430,961
Meta Platforms, Inc.
11/15/2065	5.750%	15,524,000	14,677,578
Outfront Media Capital LLC/Corp.(b)
01/15/2029	4.250%	195,000	190,354
03/15/2030	4.625%	651,000	635,795
02/15/2031	7.375%	136,000	143,344
Roblox Corp.(b)
05/01/2030	3.875%	136,000	130,219
Snap, Inc.(b)
03/01/2033	6.875%	1,273,000	1,306,043
03/15/2034	6.875%	716,000	731,364
Univision Communications, Inc.(b)
08/15/2028	8.000%	646,000	666,888
05/01/2029	4.500%	238,000	227,377
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	371,000	326,412
03/15/2042	5.050%	1,117,000	789,140
03/15/2052	5.141%	225,000	149,148
Total			24,505,041
Metals and Mining 0.3%
Alcoa Nederland Holding BV(b)
03/15/2031	7.125%	223,000	235,963
Carpenter Technology Corp.(b)
03/01/2034	5.625%	418,000	424,694
Cleveland-Cliffs, Inc.(b)
11/01/2029	6.875%	203,000	211,024
03/15/2032	7.000%	82,000	84,174
05/01/2033	7.375%	87,000	90,698
Compass Minerals International, Inc.(b)
07/01/2030	8.000%	370,000	392,416

Columbia Select Corporate Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Select Corporate Income Fund, January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Constellium SE(b)
06/15/2028	5.625%	807,000	807,627
04/15/2029	3.750%	204,000	197,259
08/15/2032	6.375%	486,000	502,558
Hudbay Minerals, Inc.(b)
04/01/2029	6.125%	386,000	390,297
Kaiser Aluminum Corp.(b)
06/01/2031	4.500%	1,036,000	1,000,289
03/01/2034	5.875%	750,000	756,305
Novelis Corp.(b)
01/30/2030	4.750%	888,000	860,419
08/15/2031	3.875%	332,000	303,946
08/15/2033	6.375%	423,000	431,032
Novelis, Inc.(b)
01/30/2030	6.875%	195,000	202,259
Total			6,890,960
Midstream 3.0%
AmeriGas Partners LP/Finance Corp.(b)
06/01/2030	9.500%	540,000	579,039
Antero Midstream Partners LP/Finance Corp.(b)
02/01/2032	6.625%	412,000	428,155
CNX Midstream Partners LP(b)
04/15/2030	4.750%	1,395,000	1,356,071
Delek Logistics Partners LP/Finance Corp.(b)
03/15/2029	8.625%	1,172,000	1,226,027
06/30/2033	7.375%	891,000	917,130
Enbridge, Inc.
04/05/2034	5.625%	3,591,000	3,741,001
11/20/2035	5.200%	2,742,000	2,751,617
Energy Transfer LP
01/15/2036	5.350%	10,916,000	10,901,747
05/15/2054	5.950%	7,045,000	6,721,662
Enterprise Products Operating LLC
01/15/2036	5.200%	3,655,000	3,716,780
Hess Midstream Operations LP(b)
03/01/2028	5.875%	211,000	215,025
10/15/2030	5.500%	173,000	174,941
ITT Holdings LLC(b)
08/01/2029	6.500%	84,000	80,989
MPLX LP
03/14/2052	4.950%	5,537,000	4,675,682
NuStar Logistics LP
06/01/2026	6.000%	626,000	626,780
04/28/2027	5.625%	590,000	595,845
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	1,323,000	1,134,027
Rockies Express Pipeline LLC(b)
03/15/2033	6.750%	598,000	631,251
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunoco LP(b),(d),(i)
	7.875%	1,043,000	1,075,913
Sunoco LP(b)
05/01/2029	7.000%	529,000	549,881
05/01/2032	7.250%	498,000	526,833
07/01/2033	6.250%	513,000	527,416
Sunoco LP/Finance Corp.
04/15/2027	6.000%	316,000	316,394
TransMontaigne Partners LLC(b)
06/15/2030	8.500%	1,035,000	1,073,753
Venture Global Calcasieu Pass LLC(b)
08/15/2029	3.875%	669,000	635,687
08/15/2031	4.125%	948,000	874,856
Venture Global LNG, Inc.(b),(d),(i)
	9.000%	1,167,000	1,027,722
Venture Global LNG, Inc.(b)
06/01/2028	8.125%	200,000	204,766
02/01/2029	9.500%	239,000	254,622
01/15/2030	7.000%	386,000	388,409
06/01/2031	8.375%	515,000	526,795
02/01/2032	9.875%	291,000	308,021
Venture Global Plaquemines LNG LLC(b)
12/15/2030	6.125%	202,000	207,935
05/01/2033	7.500%	338,000	370,575
01/15/2034	6.500%	740,000	768,524
06/15/2034	6.500%	267,000	276,715
05/01/2035	7.750%	338,000	376,972
01/15/2036	6.750%	1,940,000	2,034,120
Western Gas Partners LP
03/01/2048	5.300%	3,255,000	2,830,144
Western Midstream Operating LP
01/15/2029	6.350%	4,324,000	4,560,099
Total			60,189,921
Natural Gas 1.7%
NiSource, Inc.
07/15/2035	5.350%	22,526,000	22,972,289
Southern California Gas Co.
09/01/2034	5.050%	4,200,000	4,256,598
Southern Co Gas Capital Corp.
09/15/2035	5.100%	5,780,000	5,808,539
Total			33,037,426
Oil Field Services 0.3%
Archrock Partners LP/Finance Corp.(b)
09/01/2032	6.625%	304,000	315,043
Archrock Services LP /Partners Finance Corp.(b)
02/01/2034	6.000%	216,000	215,830
Columbia Select Corporate Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Select Corporate Income Fund, January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kodiak Gas Services LLC(b)
02/15/2029	7.250%	385,000	399,491
10/01/2033	6.500%	563,000	576,337
10/01/2035	6.750%	326,000	336,757
Nabors Industries, Inc.(b)
01/31/2030	9.125%	956,000	1,009,323
08/15/2031	8.875%	619,000	630,075
11/15/2032	7.625%	317,000	322,801
Transocean Aquila Ltd.(b)
09/30/2028	8.000%	537,246	552,119
Transocean Titan Financing Ltd.(b)
02/01/2028	8.375%	1,027,286	1,049,660
Transocean, Inc.(b)
05/15/2029	8.250%	179,000	182,231
05/15/2031	8.500%	442,000	449,679
USA Compression Partners LP/Finance Corp.(b)
03/15/2029	7.125%	676,000	700,117
Total			6,739,463
Other Industry 0.1%
Hillenbrand, Inc.
03/01/2031	3.750%	194,000	195,490
Installed Building Products, Inc.(b)
02/01/2034	5.625%	163,000	164,180
Williams Scotsman International, Inc.(b)
08/15/2028	4.625%	226,000	225,196
Williams Scotsman, Inc.(b)
06/15/2029	6.625%	208,000	214,895
04/15/2030	6.625%	157,000	162,578
Total			962,339
Other REIT 0.2%
Ladder Capital Finance Holdings LLLP/Corp.(b)
06/15/2029	4.750%	318,000	315,315
07/15/2031	7.000%	304,000	322,767
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(b)
10/01/2028	5.875%	639,000	639,658
05/15/2029	4.875%	304,000	297,399
02/01/2030	7.000%	376,000	387,190
RHP Hotel Properties LP/Finance Corp.(b)
07/15/2028	7.250%	148,000	152,432
02/15/2029	4.500%	195,000	192,311
04/01/2032	6.500%	350,000	362,277
06/15/2033	6.500%	263,000	272,627
RLJ Lodging Trust LP(b)
07/01/2026	3.750%	201,000	199,921
09/15/2029	4.000%	248,000	235,527
Service Properties Trust
06/15/2029	8.375%	216,000	218,567
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Service Properties Trust(b)
11/15/2031	8.625%	263,000	276,368
Total			3,872,359
Packaging 0.1%
Ardagh Metal Packaging Finance USA LLC/PLC(b)
09/01/2029	4.000%	1,258,000	1,194,972
01/30/2031	6.250%	287,000	294,982
Clydesdale Acquisition Holdings, Inc.(b)
04/15/2030	8.750%	849,000	850,079
04/15/2032	6.750%	213,000	214,812
Total			2,554,845
Pharmaceuticals 4.9%
1261229 BC Ltd.(b)
04/15/2032	10.000%	1,182,000	1,213,158
AbbVie, Inc.
11/21/2029	3.200%	17,515,000	16,992,885
Amgen, Inc.
03/02/2028	5.150%	9,610,000	9,836,465
03/02/2063	5.750%	11,349,000	11,091,089
Bausch Health Companies, Inc.(b)
06/01/2028	4.875%	161,000	149,495
09/30/2028	11.000%	183,000	190,141
Gilead Sciences, Inc.
03/01/2026	3.650%	3,900,000	3,898,332
Grifols Escrow Issuer SA(b)
10/15/2028	4.750%	1,398,000	1,377,815
Merck & Co., Inc.
12/04/2035	4.750%	28,535,000	28,282,642
Organon Finance 1 LLC(b)
04/30/2028	4.125%	322,000	315,809
04/30/2031	5.125%	103,000	93,504
Pfizer, Inc.
11/15/2032	4.500%	23,873,000	23,939,042
Total			97,380,377
Property & Casualty 0.7%
Acrisure LLC/Finance, Inc.(b)
02/01/2029	8.250%	135,000	140,026
08/01/2029	6.000%	635,000	628,105
07/01/2032	6.750%	266,000	272,568
Alliant Holdings Intermediate LLC/Co-Issuer(b)
10/15/2027	6.750%	63,000	63,217
04/15/2028	6.750%	635,000	646,042
11/01/2029	5.875%	89,000	88,708
01/15/2031	7.000%	362,000	375,316
10/01/2031	6.500%	916,000	942,179
10/01/2032	7.375%	760,000	787,316

Columbia Select Corporate Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Select Corporate Income Fund, January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AmWINS Group, Inc.(b)
02/15/2029	6.375%	505,000	518,126
Ardonagh Finco Ltd.(b),(j)
02/15/2031	7.750%	934,000	965,371
Ardonagh Group Finance Ltd.(b),(j)
02/15/2032	8.875%	1,691,000	1,743,312
Asurion LLC and Asurion Co-Issuer, Inc.(b)
02/01/2034	8.375%	330,000	333,738
BroadStreet Partners, Inc.(b)
04/15/2029	5.875%	1,340,000	1,333,562
Howden UK Refinance PLC/2 PLC/US Refinance LLC(b)
02/15/2032	8.125%	411,000	419,536
Howden UK Refinance PLC/2/LLC(b)
02/15/2032	8.125%	725,000	738,594
HUB International Ltd.(b)
12/01/2029	5.625%	659,000	658,334
01/31/2032	7.375%	348,000	364,611
HUB International, Ltd.(b)
06/15/2030	7.250%	1,752,000	1,830,315
Panther Escrow Issuer LLC(b)
06/01/2031	7.125%	619,000	637,617
Ryan Specialty LLC(b)
08/01/2032	5.875%	197,000	200,258
Total			13,686,851
Railroads 2.1%
Burlington Northern Santa Fe LLC
03/15/2056	5.550%	8,171,000	8,069,948
Canadian Pacific Railway Co.
12/02/2031	2.450%	10,363,000	9,314,429
Genesee & Wyoming, Inc.(b)
04/15/2032	6.250%	624,000	644,001
Norfolk Southern Corp.
08/01/2030	5.050%	13,375,000	13,819,892
11/01/2047	3.942%	3,192,000	2,516,412
08/25/2051	2.900%	1,302,000	819,846
Union Pacific Corp.
02/05/2050	3.250%	7,756,000	5,358,624
Watco Cos LLC/Finance Corp.(b)
08/01/2032	7.125%	1,204,000	1,260,676
Total			41,803,828
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(b)
06/15/2029	6.125%	352,000	360,917
09/15/2029	5.625%	384,000	390,667
Fertitta Entertainment LLC/Finance Co., Inc.(b)
01/15/2030	6.750%	1,175,000	1,110,399
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Yum! Brands, Inc.
04/01/2032	5.375%	396,000	401,057
Total			2,263,040
Retailers 1.2%
Advance Auto Parts, Inc.(b)
08/01/2030	7.000%	355,000	360,607
08/01/2033	7.375%	582,000	589,813
Amazon.com, Inc.
05/12/2051	3.100%	3,612,000	2,405,500
Beach Acquisition Bidco LLC(b),(c)
07/15/2033	10.000%	926,508	1,019,665
Belron UK Finance PLC(b)
10/15/2029	5.750%	255,000	259,923
Group 1 Automotive, Inc.(b)
01/15/2030	6.375%	357,000	366,787
L Brands, Inc.
06/15/2029	7.500%	113,000	115,294
11/01/2035	6.875%	205,000	207,344
LCM Investments Holdings II LLC(b)
05/01/2029	4.875%	247,000	243,406
08/01/2031	8.250%	603,000	635,363
Lithia Motors, Inc.(b)
06/01/2029	3.875%	259,000	250,505
01/15/2031	4.375%	230,000	221,336
Lowe’s Companies, Inc.
04/01/2052	4.250%	10,674,000	8,452,655
Walmart, Inc.
04/28/2035	4.900%	8,017,000	8,204,808
Wolverine World Wide, Inc.(b)
08/15/2029	4.000%	642,000	599,310
Total			23,932,316
Supermarkets 0.4%
Albertsons Cos, Inc.(b),(e)
03/31/2032	5.625%	589,000	588,367
Kroger Co. (The)
09/15/2064	5.650%	7,004,000	6,670,555
Total			7,258,922
Technology 6.7%
Alphabet, Inc.
11/15/2055	5.450%	3,324,000	3,246,672
05/15/2065	5.300%	2,622,000	2,449,336
Amentum Escrow Corp.(b)
08/01/2032	7.250%	940,000	990,920
APLD ComputeCo LLC(b)
12/15/2030	9.250%	1,206,000	1,252,933
Columbia Select Corporate Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Select Corporate Income Fund, January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apple, Inc.
02/08/2051	2.650%	5,049,000	3,114,569
Block, Inc.
06/01/2026	2.750%	103,000	102,401
06/01/2031	3.500%	217,000	202,891
05/15/2032	6.500%	794,000	825,066
Block, Inc.(b)
08/15/2030	5.625%	395,000	402,055
08/15/2033	6.000%	309,000	315,374
Broadcom, Inc.
02/15/2030	4.350%	4,420,000	4,445,980
10/15/2030	4.200%	7,756,000	7,731,820
Broadcom, Inc.(b)
11/15/2036	3.187%	15,000,000	12,699,783
CACI International, Inc.(b)
06/15/2033	6.375%	488,000	507,258
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(b)
06/15/2029	8.000%	152,000	118,212
Central Parent, Inc./CDK Global, Inc.(b)
06/15/2029	7.250%	142,000	108,648
Cipher Compute LLC(b)
11/15/2030	7.125%	697,000	718,077
Clarivate Science Holdings Corp.(b)
07/01/2029	4.875%	996,000	855,191
Cloud Software Group, Inc,(b)
08/15/2033	6.625%	134,000	128,440
Cloud Software Group, Inc.(b)
09/30/2029	9.000%	1,507,000	1,524,168
06/30/2032	8.250%	405,000	412,150
Condor Merger Sub, Inc.(b)
02/15/2030	7.375%	1,969,000	1,567,613
CoreWeave, Inc.(b)
06/01/2030	9.250%	144,000	141,784
02/01/2031	9.000%	144,000	140,038
Ellucian Holdings, Inc.(b)
12/01/2029	6.500%	109,000	107,735
Entegris Escrow Corp.(b)
04/15/2029	4.750%	180,000	179,971
06/15/2030	5.950%	572,000	583,249
Fair Isaac Corp.(b)
05/15/2033	6.000%	395,000	402,135
Flash Compute LLC(b)
12/31/2030	7.250%	389,000	390,359
Foundry JV Holdco LLC(b)
01/25/2034	5.875%	16,714,000	17,269,627
HealthEquity, Inc.(b)
10/01/2029	4.500%	650,000	633,847
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intel Corp.
08/12/2051	3.050%	7,535,000	4,690,621
International Business Machines Corp.
02/10/2028	4.650%	9,525,000	9,667,871
05/15/2030	1.950%	5,635,000	5,138,741
02/10/2035	5.200%	4,950,000	5,055,903
ION Platform Finance US Inc./SARL(b)
05/01/2028	4.625%	430,000	402,070
05/15/2028	5.750%	281,000	266,643
05/01/2029	8.750%	1,057,000	1,007,995
05/30/2029	9.500%	1,005,000	970,065
ION Platform Finance US, Inc.(b)
09/30/2032	7.875%	783,000	686,858
Iron Mountain, Inc.(b)
07/15/2030	5.250%	791,000	782,953
01/15/2033	6.250%	265,000	268,082
Minerva Merger Sub, Inc.(b)
02/15/2030	6.500%	982,000	952,714
NCR Atleos Escrow Corp.(b)
04/01/2029	9.500%	705,000	755,299
NCR Corp.(b)
10/01/2028	5.000%	431,000	426,520
04/15/2029	5.125%	126,000	124,486
Neptune Bidco US, Inc.(b)
04/15/2029	9.290%	1,084,000	1,113,195
05/15/2031	10.375%	308,000	325,871
02/15/2033	9.500%	251,000	255,646
NXP BV/Funding LLC/USA, Inc.
05/11/2031	2.500%	15,995,000	14,477,457
Oracle Corp.
04/01/2050	3.600%	11,505,000	7,170,718
02/06/2053	5.550%	2,233,000	1,855,800
09/26/2065	6.100%	8,588,000	7,483,617
Picard Midco, Inc.(b)
03/31/2029	6.500%	1,121,000	1,114,096
Science Applications International Corp.(b)
11/01/2033	5.875%	653,000	658,461
Seagate Data Storage Technology Pte Ltd.(b)
12/15/2029	8.250%	248,000	261,674
Sensata Technologies, Inc.(b)
07/15/2032	6.625%	359,000	375,147
Shift4 Payments LLC/Finance Sub, Inc.(b)
08/15/2032	6.750%	672,000	685,533
SS&C Technologies, Inc.(b)
06/01/2032	6.500%	311,000	321,204
UKG, Inc.(b)
02/01/2031	6.875%	907,000	906,510

Columbia Select Corporate Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Select Corporate Income Fund, January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WEX, Inc.(b)
03/15/2033	6.500%	608,000	621,224
WULF Compute LLC(b)
10/15/2030	7.750%	322,000	335,802
ZoomInfo Technologies LLC/Finance Corp.(b)
02/01/2029	3.875%	398,000	363,717
Total			133,090,795
Transportation Services 1.3%
Avis Budget Car Rental LLC/Finance, Inc.(b)
02/15/2031	8.000%	898,000	919,132
06/15/2032	8.375%	251,000	258,163
ERAC USA Finance LLC(b)
05/01/2028	4.600%	23,334,000	23,641,478
Total			24,818,773
Wireless 2.0%
Altice France(b)
10/15/2030	6.875%	552,591	540,832
03/15/2032	6.500%	477,897	466,880
Altice France Lux 3/Holdings 1(b)
01/15/2033	10.000%	65,600	63,411
SBA Communications Corp.
02/01/2029	3.125%	110,000	105,085
T-Mobile US, Inc.
04/15/2027	3.750%	7,690,000	7,670,432
02/15/2029	2.625%	20,007,000	19,152,245
02/15/2031	2.550%	4,176,000	3,818,114
02/15/2031	2.875%	7,976,000	7,408,351
Vmed O2 UK Financing I PLC(b)
01/31/2031	4.250%	1,000	905
07/15/2031	4.750%	812,000	742,923
04/15/2032	7.750%	301,000	309,991
Total			40,279,169
Wirelines 2.5%
AT&T, Inc.
12/01/2033	2.550%	4,585,000	3,898,536
08/15/2035	5.375%	4,146,000	4,229,395
12/01/2057	3.800%	15,153,000	10,414,439
Fibercop SpA(b)
07/18/2036	7.200%	97,000	98,510
Frontier Communications Holdings LLC(b)
05/15/2030	8.750%	295,000	304,214
03/15/2031	8.625%	488,000	510,640
Iliad Holding SAS(b)
10/15/2028	7.000%	992,000	1,002,361
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iliad Holding SASU(b)
04/15/2031	8.500%	232,000	248,559
04/15/2032	7.000%	369,000	378,289
Level 3 Financing, Inc.(b)
01/15/2036	8.500%	519,000	531,565
Optics Bidco SpA(b)
06/04/2038	7.721%	282,000	290,174
Uniti Group LP/Finance 2019, Inc./CSL Capital LLC(b),(j)
06/15/2032	8.625%	248,000	249,805
Verizon Communications, Inc.
03/21/2031	2.550%	29,376,000	26,830,396
Windstream Escrow LLC/Finance Corp.(b)
10/01/2031	8.250%	614,000	643,358
Windstream Services LLC(b)
10/15/2033	7.500%	339,000	350,286
Total			49,980,527
Total Corporate Bonds & Notes (Cost $1,801,684,969)			1,793,843,343

Foreign Government Obligations(k) 0.1%

Canada 0.1%
NOVA Chemicals Corp.(b)
06/01/2027	5.250%	227,000	227,990
11/15/2028	8.500%	172,000	179,990
02/15/2030	9.000%	407,000	433,516
12/01/2031	7.000%	240,000	256,204
Total			1,097,700
Total Foreign Government Obligations (Cost $1,046,606)			1,097,700

Rights 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Altice Luxembourg France SA, CVR(a),(f),(h),(l)	274	4,389
Total Communication Services		4,389
Total Rights (Cost $16)		4,389
Columbia Select Corporate Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Select Corporate Income Fund, January 31, 2026 (Unaudited)

Senior Loans 0.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.0%
CP Atlas Buyer, Inc.(m),(n)
Tranche B Term Loan
1-month Term SOFR + 5.250% 07/08/2030	8.922%	481,895	472,518
Technology 0.1%
Ascend Learning LLC(m),(n)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.672%	548,717	541,688
DCert Buyer, Inc.(m),(n)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	10.672%	119,000	105,910
Ellucian Holdings, Inc.(m),(n)
2nd Lien Term Loan
1-month Term SOFR + 4.750% 11/22/2032	8.422%	634,000	618,942
Total			1,266,540
Total Senior Loans (Cost $1,767,426)			1,739,058

U.S. Treasury Obligations 3.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
05/15/2045	5.000%	18,389,000	18,791,259
08/15/2045	4.875%	34,145,000	34,337,066
11/15/2045	4.625%	6,321,700	6,148,841
Total U.S. Treasury Obligations (Cost $59,207,764)			59,277,166

Money Market Funds 5.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.776%(o),(p)	117,812,114	117,776,770
Total Money Market Funds (Cost $117,771,962)		117,776,770
Total Investments in Securities (Cost: $1,982,832,013)		1,975,260,719
Other Assets & Liabilities, Net		4,946,951
Net Assets		1,980,207,670
At January 31, 2026, securities and/or cash totaling $2,836,195 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	826	03/2026	USD	95,093,250	—	(1,153,355)
U.S. Treasury 10-Year Note	433	03/2026	USD	48,421,578	—	(181,805)
U.S. Treasury 2-Year Note	178	03/2026	USD	37,111,609	18,927	—
U.S. Treasury 2-Year Note	931	03/2026	USD	194,106,227	—	(241,693)
Total					18,927	(1,576,853)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(1,509)	03/2026	USD	(164,374,899)	793,831	—
U.S. Treasury Ultra 10-Year Note	(610)	03/2026	USD	(69,635,313)	710,259	—
U.S. Treasury Ultra Bond	(271)	03/2026	USD	(31,825,563)	581,953	—
Total					2,086,043	—

Columbia Select Corporate Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Select Corporate Income Fund, January 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2026, the total value of these securities amounted to $537,146,975, which represents 27.13% of total net assets.

(c)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2026.

(e)	Represents a security purchased on a when-issued basis.
(f)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2026, the total value of these securities amounted to $13,914, which represents less than 0.01% of total net assets.

(g)	Represents a security in default.
(h)	Valuation based on significant unobservable inputs.
(i)	Perpetual security with no specified maturity date.
(j)	Represents a security purchased on a forward commitment basis.
(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At January 31, 2026, the total market value of these securities amounted to $4,389, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Altice Luxembourg France SA, CVR	10/15/2025	274	16	4,389

(m)
The stated interest rate represents the weighted average interest rate at January 31, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	Variable rate security. The interest rate shown was the current rate as of January 31, 2026.
(o)	The rate shown is the seven-day current annualized yield at January 31, 2026.
(p)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.776%
	87,727,316	631,031,590	(600,978,488)	(3,648)	117,776,770	2,225	2,874,247	117,812,114
Abbreviation Legend
CVR	Contingent Value Rights
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Select Corporate Income Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT136_04_T01_(03/26)